Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/Principal/
Contract Amounts Value
Corporate Bonds - 80.8%
Basic Materials - 1.0%
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A) $ 24,000,000 $ 22,758,454
Communications - 2.1%
AT&T, Inc., 0.9000%, 3/25/24 26,430,000 25,284,041
Optus Finance Pty. Ltd., 3.2500%, 9/6/23 AUD 750,000 525,781
Optus Finance Pty. Ltd., 1.6000%, 7/1/25 1,000,000 659,142
Spark Finance Ltd., 2.6000%, 3/18/30 1,200,000 712,930
Verizon Communications, Inc., 3.5000%, 2/17/23 2,170,000 1,528,939
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%,
4.2633%, 2/17/23
‡
7,640,000 5,384,049
Verizon Communications, Inc., 0.7500%, 3/22/24 $ 4,700,000 4,487,073
Verizon Communications, Inc., 0.8500%, 11/20/25 6,770,000 6,123,079
Verizon Communications, Inc., 1.4500%, 3/20/26 5,100,000 4,644,596
49,349,630
Consumer, Cyclical - 6.7%
7-Eleven, Inc., 0.6250%, 2/10/23 (144A) 3,350,000 3,346,483
BMW US Capital LLC, 0.7500%, 8/12/24 (144A) 4,500,000 4,241,484
BMW US Capital LLC, SOFRINDX + 0.8400%, 5.1546%, 4/1/25 (144A)
‡
7,025,000 7,008,051
BMW US Capital LLC, 1.2500%, 8/12/26 (144A) 300,000 267,428
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,895,000 10,422,694
General Motors Financial Co., Inc., 1.2000%, 10/15/24 8,650,000 8,083,350
General Motors Financial Co., Inc., 6.0500%, 10/10/25 1,250,000 1,273,491
General Motors Financial of Canada Ltd., 3.2500%, 11/7/23 CAD 17,000,000 12,524,338
Hyundai Capital America, 1.2500%, 9/18/23 (144A) $ 4,270,000 4,163,290
Hyundai Capital America, 0.8000%, 1/8/24 (144A) 9,700,000 9,307,531
Hyundai Capital America, 0.8750%, 6/14/24 (144A) 6,910,000 6,516,161
Hyundai Capital America, 1.0000%, 9/17/24 (144A) 8,400,000 7,845,889
Lowe's Cos., Inc., 4.4000%, 9/8/25 4,920,000 4,898,393
McDonald's Corp., 3.0000%, 3/8/24 AUD 6,750,000 4,694,430
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 4.2522%, 3/8/24
‡
1,910,000 1,348,432
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 12,451,945
Mercedes-Benz Australia, 0.7500%, 1/22/24 AUD 810,000 552,565
Mercedes-Benz Finance North America LLC, 0.7500%, 3/1/24 (144A) $ 13,060,000 12,480,645
Mercedes-Benz Finance North America LLC, 5.5000%, 11/27/24 (144A) 11,800,000 11,961,528
Volkswagen Financial Services Australia Pty. Ltd., 3.1000%, 4/17/23 AUD 6,300,000 4,430,862
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 13,370,000 8,660,455
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A) $ 13,000,000 12,544,790
Warnermedia Holdings, Inc., 3.4280%, 3/15/24 (144A) 6,575,000 6,435,189
155,459,424
Consumer, Non-cyclical - 10.4%
Avery Dennison Corp., 0.8500%, 8/15/24 6,650,000 6,252,328
Cardinal Health, Inc., 3.0790%, 6/15/24 21,500,000 20,961,557
Cargill, Inc., 3.5000%, 4/22/25 (144A) 4,675,000 4,550,535
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,421,579
Conagra Brands, Inc., 0.5000%, 8/11/23 4,500,000 4,393,703
Constellation Brands, Inc., 5.0000%, 2/2/26 6,600,000 6,606,484
Elevance Health, Inc., 4.9000%, 2/8/26 13,500,000 13,512,373
GE HealthCare Technologies, Inc., 5.5500%, 11/15/24 (144A) 24,975,000 25,188,428
General Mills, Inc., 5.2410%, 11/18/25 5,000,000 5,026,191
Global Payments, Inc., 3.7500%, 6/1/23 5,000,000 4,973,770
HCA, Inc., 5.8750%, 2/15/26 12,350,000 12,571,250
Humana, Inc., 0.6500%, 8/3/23 10,205,000 9,979,013
Humana, Inc., 1.3500%, 2/3/27 4,550,000 4,006,282
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 23,324,087

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/Principal/
Contract Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 5,310,000 $ 3,421,637
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 3,800,000 2,347,814
Mondelez International Holdings Netherlands BV, 0.7500%, 9/24/24 (144A) $ 5,775,000 5,395,511
Mondelez International Holdings Netherlands BV, 4.2500%, 9/15/25 (144A) 7,400,000 7,318,528
Mondelez International, Inc., 2.1250%, 3/17/24 3,275,000 3,180,705
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,650,000 3,388,661
PerkinElmer, Inc., 0.5500%, 9/15/23 $ 4,825,000 4,678,509
PerkinElmer, Inc., 0.8500%, 9/15/24 10,050,000 9,405,493
Roche Holdings, Inc., 1.8820%, 3/8/24 (144A) 17,700,000 17,160,803
Thermo Fisher Scientific, Inc., 0.7970%, 10/18/23 14,900,000 14,477,357
Thermo Fisher Scientific, Inc., 1.2150%, 10/18/24 14,250,000 13,458,364
Unilever Capital Corp., 0.6260%, 8/12/24 6,775,000 6,383,100
239,384,062
Energy - 3.0%
DCP Midstream Operating LP, 3.8750%, 3/15/23 14,500,000 14,442,145
Enbridge, Inc., 4.0000%, 10/1/23 13,066,000 12,973,941
Enbridge, Inc., 2.1500%, 2/16/24 6,550,000 6,355,720
Enbridge, Inc., SOFRINDX + 0.6300%, 4.9674%, 2/16/24
‡
6,800,000 6,776,232
Energy Transfer LP, 4.2000%, 9/15/23 14,297,000 14,188,619
Harvest Operations Corp., 4.2000%, 6/1/23 (144A) 2,900,000 2,891,643
Harvest Operations Corp., 4.2000%, 6/1/23 200,000 199,424
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 5,839,302
SA Global Sukuk Ltd., 0.9460%, 6/17/24 (144A) 6,550,000 6,197,610
69,864,636
Financial - 45.1%
AerCap Ireland Capital DAC, 1.1500%, 10/29/23 15,200,000 14,751,598
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 14,925,000 13,962,942
AerCap Ireland Capital DAC, 1.7500%, 10/29/24 16,000,000 14,921,440
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 2,875,697
Air Lease Corp., 0.8000%, 8/18/24 16,350,000 15,233,346
Air Lease Corp., 1.8750%, 8/15/26 6,235,000 5,556,533
American Express Co., SOFRINDX + 0.7200%, 5.0631%, 5/3/24
‡
6,875,000 6,891,114
American Express Co., SOFR + 0.9300%, 5.2585%, 3/4/25
‡
12,900,000 12,940,091
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 982,860
ANZ New Zealand Int'l Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 12,350,483
Athene Global Funding, 2.5140%, 3/8/24 (144A) 2,500,000 2,411,291
Athene Global Funding, 0.9140%, 8/19/24 (144A) 16,350,000 15,181,004
Athene Global Funding, 1.7160%, 1/7/25 (144A) 15,460,000 14,347,498
Athene Global Funding, 1.6080%, 6/29/26 (144A) 23,235,000 20,347,403
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 670,108
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 5.3821%, 7/26/29
‡
8,830,000 6,238,920
Australia & New Zealand Banking Group Ltd., US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)
‡
$ 9,781,000 8,985,999
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 4.9598%, 2/26/31
‡
AUD 150,000 104,536
Australian Central Credit Union Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
5.5884%, 9/16/31
‡
1,000,000 681,718
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 12,940,000 11,510,324
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 13,241,214
Banco Santander SA, 3.4960%, 3/24/25 28,400,000 27,523,969
Bank of America Corp., SOFR + 1.4600%, 1.4860%, 5/19/24
‡
3,000,000 2,967,023
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25
‡
2,950,000 2,892,871

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/Principal/
Contract Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Bank of America Corp., SOFR + 1.3300%, 3.3840%, 4/2/26
‡
$ 3,000,000 $ 2,901,938
Bank of America Corp., SOFR + 1.1500%, 1.3190%, 6/19/26
‡
37,300,000 34,163,678
Bank of America Corp., SOFR + 1.2900%, 5.0800%, 1/20/27
‡
4,000,000 4,014,701
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
4.9833%, 5/1/28
‡
AUD 19,500,000 13,718,731
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
4.9812%, 7/29/31
‡
3,500,000 2,366,371
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
5.5385%, 11/30/28
‡
26,900,000 19,007,700
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
4.8257%, 10/14/31
‡
800,000 536,205
Charles Schwab Corp. (The), 0.7500%, 3/18/24 $ 14,200,000 13,573,890
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 1,919,506
Citigroup, Inc., SOFR + 1.3720%, 5.7052%, 5/24/25
‡
$ 5,000,000 5,015,090
Citigroup, Inc., SOFR + 2.8420%, 3.1060%, 4/8/26
‡
100,000 95,894
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26
‡
35,000,000 35,561,924
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1300%,
4.4691%, 1/11/24
‡
AUD 200,000 141,771
Commonwealth Bank of Australia, 3.3500%, 6/4/24 $ 7,409,000 7,277,134
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
4.9422%, 9/10/30
‡
AUD 12,500,000 8,766,923
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
4.3901%, 8/20/31
‡
16,600,000 11,320,657
Computershare US, Inc., 3.1470%, 11/30/27 1,070,000 684,928
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 1.3390%, 6/24/26 (144A)
‡
$ 5,650,000 5,141,973
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 0.7300%, 1.9800%, 12/15/27 (144A)
‡
3,500,000 3,110,451
Corebridge Financial, Inc., 3.5000%, 4/4/25 (144A) 10,475,000 10,123,523
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 2.1000%, 6.4660%, 1/9/26 (144A)
‡
13,525,000 13,732,181
DBS Group Holdings Ltd., 1.1690%, 11/22/24 (144A) 15,000,000 14,061,750
DBS Group Holdings Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
4.7684%, 3/16/28
‡
AUD 27,220,000 19,163,793
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28
‡
$ 3,470,000 3,440,297
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28 (144A)
‡
3,600,000 3,569,184
General Property Trust, 3.5910%, 11/7/23 AUD 1,500,000 1,052,221
General Property Trust, 3.6725%, 9/19/24 2,200,000 1,532,379
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 0.6570%, 9/10/24
‡
$ 19,575,000 18,994,696
Goldman Sachs Group, Inc. (The), 5.7000%, 11/1/24 6,200,000 6,290,873
Goldman Sachs Group, Inc. (The), SOFR + 0.7300%, 1.7570%, 1/24/25
‡
5,200,000 5,006,300
Goldman Sachs Group, Inc. (The), 3.5000%, 4/1/25 6,680,000 6,484,432
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 AUD 5,780,000 4,034,104
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
5.6169%, 12/15/36
‡
8,550,000 5,903,847
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
5.2669%, 6/15/44
‡
17,350,000 12,133,621
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
5.5169%, 6/15/45
‡
6,730,000 4,690,036
Intercontinental Exchange, Inc., 3.6500%, 5/23/25 $ 17,425,000 17,165,040
JPMorgan Chase & Co., SOFR + 0.9150%, 2.5950%, 2/24/26
‡
23,200,000 22,072,490
JPMorgan Chase & Co., SOFR + 1.5600%, 4.3230%, 4/26/28
‡
19,900,000 19,504,133

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/Principal/
Contract Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.6000%,
5.6686%, 3/6/23
‡
AUD 2,600,000 $ 1,831,929
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
5.4598%, 2/26/24
‡
9,440,000 6,588,553
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
5.6514%, 3/17/25
‡
3,280,000 2,258,579
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
5.6461%, 5/25/26
‡
11,620,000 7,789,518
Lloyds Banking Group plc, 3.6500%, 3/20/23 1,500,000 1,056,158
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.3000%,
4.5072%, 3/20/23
‡
3,710,000 2,614,042
Lloyds Banking Group plc, 3.9000%, 11/23/23 3,850,000 2,690,021
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 4,822,869
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.5500%, 0.6950%, 5/11/24
‡
6,200,000 6,111,742
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
6.0098%, 5/28/30
‡
AUD 19,800,000 14,163,259
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
4.7514%, 6/17/31
‡
11,700,000 7,990,718
Macquarie Group Ltd., 6.2070%, 11/22/24 (144A) $ 28,900,000 29,464,018
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
6,725,000 6,229,176
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
2,100,000 1,824,942
Morgan Stanley, SOFR + 0.4660%, 4.8057%, 11/10/23
‡
3,490,000 3,488,290
Morgan Stanley, SOFR + 0.5090%, 0.7910%, 1/22/25
‡
17,600,000 16,790,027
Morgan Stanley, SOFR + 0.5600%, 1.1640%, 10/21/25
‡
11,700,000 10,902,997
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26
‡
16,250,000 16,740,152
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
5.1933%, 5/17/29
‡
AUD 14,920,000 10,579,417
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
4.7450%, 11/18/30
‡
24,275,000 16,908,323
Nordea Bank Abp, 1.0000%, 6/9/23 (144A) $ 6,700,000 6,608,960
Nordea Bank Abp, SOFR + 0.9600%, 5.2881%, 6/6/25 (144A)
‡
6,925,000 6,918,796
Nordea Bank Abp, 0.7500%, 8/28/25 (144A) 9,550,000 8,643,679
QIC Finance Shopping Center Fund Pty. Ltd., 3.7500%, 12/6/23 AUD 1,000,000 702,020
Royal Bank of Canada, 2.5500%, 7/16/24 $ 190,000 183,958
Royal Bank of Canada, 5.6600%, 10/25/24 25,900,000 26,334,114
Royal Bank of Canada, 1.1500%, 6/10/25 220,000 202,928
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26
‡
14,190,000 14,687,510
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24 AUD 4,600,000 3,208,358
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
5.2160%, 12/5/28
‡
18,590,000 13,100,440
Suncorp-Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 9,780,710
SVB Financial Group, 2.1000%, 5/15/28 11,920,000 10,195,350
Swedbank AB, SOFRINDX + 0.9100%, 5.2238%, 4/4/25 (144A)
‡
12,250,000 12,207,248
Toronto-Dominion Bank (The), 0.7000%, 9/10/24 4,750,000 4,450,284
Toronto-Dominion Bank (The), 4.2850%, 9/13/24 2,800,000 2,777,074
Toronto-Dominion Bank (The), 1.1500%, 6/12/25 7,200,000 6,623,750
Toronto-Dominion Bank (The), 2.6670%, 9/9/25 CAD 18,500,000 13,226,526
UBS Group AG, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
1.6000%, 4.4900%, 8/5/25 (144A)
‡
$ 12,500,000 12,378,514
UBS Group AG, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
1.5500%, 5.7110%, 1/12/27 (144A)
‡
14,300,000 14,483,742
United Overseas Bank Ltd., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 1.5000%, 3.7500%, 4/15/29 (144A)
‡
4,230,000 4,148,460

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/Principal/
Contract Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 $ 1,293,199
Vicinity Centres Trust, 3.5000%, 4/26/24 5,700,000 3,979,227
Vicinity Centres Trust, 90 Day Australian Bank Bill Rate + 1.4200%,
4.6656%, 6/27/25
‡
610,000 431,520
Vicinity Centres Trust, 4.0000%, 4/26/27 150,000 102,294
Wells Fargo & Co., 2.5090%, 10/27/23 CAD 15,000,000 11,024,019
Wells Fargo & Co., SOFR + 1.6000%, 1.6540%, 6/2/24
‡
$ 8,940,000 8,834,868
Wells Fargo & Co., SOFR + 0.5100%, 0.8050%, 5/19/25
‡
6,880,000 6,512,105
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26
‡
9,590,000 9,049,142
Wells Fargo & Co., SOFR + 1.3200%, 5.6231%, 4/25/26
‡
3,500,000 3,514,693
Wells Fargo & Co., SOFR + 2.0000%, 2.1880%, 4/30/26
‡
13,000,000 12,229,785
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%,
3.9997%, 11/16/23
‡
AUD 14,600,000 10,327,812
Westpac Banking Corp., 5.3500%, 10/18/24 $ 8,000,000 8,101,490
Westpac Banking Corp., 1.0190%, 11/18/24 6,000,000 5,630,033
Westpac Banking Corp., 2.3500%, 2/19/25 1,800,000 1,723,191
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.4000%,
4.4497%, 2/16/28
‡
AUD 5,300,000 3,733,963
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 2.6500%,
4.8000%, 6/14/28
‡
1,240,000 871,796
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8000%,
5.0100%, 6/22/28
‡
15,800,000 11,116,718
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
14,022,000 9,693,890
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
5.0898%, 8/27/29
‡
6,700,000 4,738,437
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
4.9312%, 1/29/31
‡
1,800,000 1,249,796
1,041,709,476
Industrial - 4.6%
Canadian Pacific Railway Co., 1.3500%, 12/2/24 $ 10,175,000 9,561,783
Caterpillar Financial Services Corp., 0.4500%, 5/17/24 8,820,000 8,354,169
Caterpillar Financial Services Corp., 0.6000%, 9/13/24 2,650,000 2,489,562
Caterpillar Financial Services Corp., 2.1500%, 11/8/24 2,200,000 2,114,547
Caterpillar Financial Services Corp., 4.9000%, 1/17/25 8,000,000 8,084,359
Caterpillar Financial Services Corp., 1.4500%, 5/15/25 4,600,000 4,301,383
DAE Funding LLC, 1.5500%, 8/1/24 (144A) 13,450,000 12,701,610
John Deere Capital Corp., 0.4500%, 1/17/24 3,590,000 3,443,348
John Deere Capital Corp., 0.4500%, 6/7/24 12,750,000 12,050,858
John Deere Capital Corp., 0.6250%, 9/10/24 6,300,000 5,930,900
John Deere Capital Corp., 0.7000%, 1/15/26 6,080,000 5,472,405
Martin Marietta Materials, Inc., 0.6500%, 7/15/23 6,525,000 6,392,109
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
4.7785%, 7/12/24
‡
AUD 8,980,000 6,285,846
Stanley Black & Decker, Inc., 2.3000%, 2/24/25 $ 16,675,000 15,876,981
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 (144A) 1,000,000 998,730
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 1,230,000 1,228,438
105,287,028
Technology - 3.3%
Fidelity National Information Services, Inc., 4.5000%, 7/15/25 6,860,000 6,789,682
Fiserv, Inc., 3.8000%, 10/1/23 22,245,000 22,065,378
Intuit, Inc., 0.6500%, 7/15/23 14,710,000 14,426,889
NVIDIA Corp., 0.5840%, 6/14/24 16,725,000 15,846,359
VMware, Inc., 1.0000%, 8/15/24 11,867,000 11,157,690

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/Principal/
Contract Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
VMware, Inc., 1.4000%, 8/15/26 $ 6,550,000 $ 5,800,113
76,086,111
Utilities - 4.6%
Ausgrid Finance Pty. Ltd., 3.8500%, 5/1/23 (144A) 7,940,000 7,913,639
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
4.1623%, 2/5/24
‡
AUD 1,570,000 1,105,744
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 17,320,000 12,060,889
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
4.6012%, 10/30/24
‡
22,900,000 16,116,256
AusNet Services Holdings Pty. Ltd., 5.3750%, 7/2/24 4,400,000 3,136,342
Australian Gas Networks Ltd., 90 Day Australian Bank Bill Rate + 0.4200%,
3.6957%, 7/1/26
‡
2,500,000 1,707,476
DTE Energy Co., 4.2200%, 11/1/24
Ç
$ 10,570,000 10,446,768
Duke Energy Corp., 5.0000%, 12/8/25 10,325,000 10,399,269
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,159,726
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0400%,
4.1845%, 12/13/23
‡
1,630,000 1,150,152
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 3,791,712
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 $ 200,000 198,929
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 (144A) 4,000,000 3,978,571
Korea East-West Power Co. Ltd., 1.7500%, 5/6/25 6,454,000 5,989,635
Korea Southern Power Co. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
4.3512%, 10/30/24
‡
AUD 2,090,000 1,467,705
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 1,300,000 901,499
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
4.5057%, 12/6/24
‡
14,620,000 10,307,982
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 570,000 365,166
SGSP Australia Assets Pty. Ltd., 3.3000%, 4/9/23
Ç
$ 14,970,000 14,912,502
SGSP Australia Assets Pty. Ltd., 3.7500%, 6/28/23 AUD 300,000 211,141
SGSP Australia Assets Pty. Ltd., 3.2500%, 7/29/26 $ 200,000 186,458
107,507,561
Total Corporate Bonds (cost $1,924,494,602) 1,867,406,382
Foreign Government Bonds - 9.1%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 3.9217%, 9/23/25
‡
AUD 17,230,000 12,077,106
Korea Hydro & Nuclear Power Co. Ltd., 3.7500%, 7/25/23 (144A) $ 8,050,000 8,000,975
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 7,100,000 6,351,091
New South Wales Treasury Corp., 5.0000%, 8/20/24 AUD 23,000,000 16,551,663
New Zealand Government Bond, 0.5000%, 5/15/24 NZD 204,355,000 125,037,271
Queensland Treasury Corp., 4.2500%, 7/21/23 (144A) AUD 10,000,000 7,072,063
Queensland Treasury Corp., 4.7500%, 7/21/25 (144A) 20,000,000 14,473,801
South Australian Government Financing Authority, 2.7500%, 4/16/25 13,000,000 8,999,727
Treasury Corp. of Victoria, 5.5000%, 12/17/24 6,825,000 4,973,908
Western Australian Treasury Corp., 5.0000%, 7/23/25 8,000,000 5,822,399
Total Foreign Government Bonds (cost $207,129,517) 209,360,004
Mortgage-Backed Securities - 1.2%
Connecticut Avenue Securities Trust
SOFR30A + 2.5500%, 6.8601%, 7/25/42 (144A)
‡
$ 3,155,828 3,178,112
SOFR30A + 2.5000%, 6.8101%, 9/25/42 (144A)
‡
6,254,849 6,277,514
SOFR30A + 2.4000%, 6.7101%, 12/25/42 (144A)
‡
6,350,000 6,373,962
FHLMC STACR REMIC Trust
SOFR30A + 2.3000%, 6.6101%, 8/25/42 (144A)
‡
5,216,493 5,207,128
SOFR30A + 2.1500%, 6.4601%, 9/25/42 (144A)
‡
2,201,124 2,216,638

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/Principal/
Contract Amounts Value
Mortgage-Backed Securities - (continued)
Firstmac Mortgage Funding Trust No. 4 , 30 Day Australian Bank Bill Rate +
1.3000% , 4.3300% , 3/8/49
‡
AUD 3,500,000 $ 2,466,110
La Trobe Financial Capital Markets Trust
30 Day Australian Bank Bill Rate + 1.3500%, 4.4119%, 2/11/51
‡
266,481 187,741
30 Day Australian Bank Bill Rate + 1.8500%, 4.9119%, 2/11/51
‡
1,170,721 824,409
Pepper Residential Securities Trust No. 22 , ICE LIBOR USD 1 Month + 1.0000% ,
5.4857% , 6/20/60 (144A)
‡
$ 281,698 283,001
Pepper Residential Securities Trust No. 23 , 30 Day Australian Bank Bill Rate +
2.2500% , 5.3450% , 8/18/60
‡
AUD 738,341 519,170
Pepper Residential Securities Trust No. 24 , ICE LIBOR USD 1 Month + 0.9000% ,
5.3649% , 11/18/60 (144A)
‡
$ 142,800 143,500
TORRENS Trust , 30 Day Australian Bank Bill Rate + 1.6000% , 4.6450% , 1/12/46
‡
AUD 782,708 551,208
Total Mortgage-Backed Securities (cost $28,334,591) 28,228,493
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF
£
(cost $27,667,778) 550,000 27,445,000
Investment Companies - 0.3%
Money Market Funds - 0.3%
Federated Hermes Government Obligations Tax-Managed Fund, 4.1900%
∞
(cost
$6,063,475) 6,063,475 6,063,475
Commercial Paper - 12.0%
Centennial Energy Holdings, Inc., 5.3508%, 2/1/23 (Section 4(2)) $ 18,000,000 17,997,731
Enbridge, Inc., 5.4685%, 2/21/23 (Section 4(2)) CAD 11,250,000 8,404,682
Energy Transfer LP, 5.0007%, 2/1/23 (Section 4(2)) $ 6,000,000 5,999,194
Jabil, Inc., 5.1207%, 2/1/23 (Section 4(2)) 104,750,000 104,735,343
Jabil, Inc., 5.1207%, 2/2/23 (Section 4(2)) 85,500,000 85,475,946
Targa Resources Corp., 5.0507%, 2/1/23 (Section 4(2)) 25,000,000 24,997,056
Targa Resources Corp., 5.0507%, 2/2/23 (Section 4(2)) 30,000,000 29,992,888
Total Commercial Paper (cost $277,548,978) 277,602,840
Exchange-Traded Purchased Options - 0%
Put - 0%
3 Months SOFR
USD Currency,
Notional amount 1,525,000,000, premiums paid $114,375, unrealized depreciation $(76,250),
exercise price $95, expires 2/10/23* 6,100 38,125
Total Exchange-Traded Purchased Options (premiums paid $114,375) 38,125
OTC Purchased Options - Puts - 0%
Counterparty/Reference Asset
Morgan Stanley & Co.
USD/JPY Currency,
Notional amount 13,050,000, premiums paid $131,805, unrealized appreciation
$176,936, exercise price $125, expires 6/29/23* 13,050,000 308,741
Total OTC Purchased Options (premiums paid $131,805) 308,741
Total Investments (total cost $2,471,485,121 ) - 104.6% 2,416,453,060
Liabilities, net of Cash, Receivables and Other Assets - (4.6%) (106,798,681)
Net Assets - 100.0% $2,309,654,379

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,381,907,171 57.2%
Australia 472,832,359 19.6
New Zealand 137,827,307 5.7
Canada 119,325,699 4.9
Ireland 46,511,677 1.9
United Kingdom 45,315,685 1.9
Singapore 44,383,484 1.8
Spain 27,523,969 1.1
Switzerland 26,862,256 1.1
South Korea 25,986,906 1.1
Finland 22,171,435 0.9
Netherlands 20,966,463 0.9
Denmark 13,732,181 0.6
United Arab Emirates 12,701,610 0.5
Sweden 12,207,248 0.5
Cayman Islands 6,197,610 0.3
Total $ 2,416,453,060 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/23
Investment Company - 1.2%
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF
∞
$ 334,857 $ – $ (222,777) $ 27,445,000
Market Value
at 10/31/22 Purchases Sales
Market Value
at 1/31/23
Investment Company - 1.2%
Exchange Traded Fund - 1.2%
Janus Henderson AAA CLO ETF
∞
$ 26,862,000 $ – $ – $ 27,445,000
Schedule of Forward Foreign Currency Exchange Contracts , Open
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
Canadian Dollar 4/28/23 71,500,000 $ (53,345,072) $ (274,848)
–
Citibank N.A.
Canadian Dollar 2/21/23 11,250,000 (8,353,490) (78,511)
New Zealand Dollar 4/28/23 193,500,000 (125,249,648) 155,090
76,579
Morgan Stanley & Co.
Australian Dollar 4/28/23 626,200,000 (446,225,737) 3,556,608
–
Total $3,358,339

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2023

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
Futures Short:
U.S. Treasury 2 Year Notes 3,916 3/31/23 $ (805,319,283) $ (1,586,294)
U.S. Treasury 5 Year Notes 1,579 3/31/23 (172,493,415) (1,618,061)
Total $(3,204,355)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 $ 51,500,000 $ (802,999) $ 428,713 $ (374,286)
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 130,000,000 (2,026,987) 1,414,439 (612,548)
CDX.NA.IG.38-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/27 58,250,000 (908,246) 250,987 (657,259)
Total (3,738,232) 2,094,139 $(1,644,093)
Schedule of OTC Written Options
Counterparty/
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Written Put
Options:
Morgan Stanley
& Co.
USD/JPY
Currency 13,050,000 120.00 USD 06/29/2023 $ 13,050,000 $ 78,300 $ (81,850) $ (160,150)
Average ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2023
Futures contracts:
Average notional amount of contracts - short $933,793,561
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 2,990,969
Average amounts sold - in USD 595,135,294
Credit default swaps:
Average notional amount - buy protection 239,750,000
Options:
Average value of option contracts purchased 503,311
Average value of option contracts written 266,224

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended January 31, 2023 is
$277,602,840 which represents 12.0% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2023 is $537,796,580 which represents 23.3% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Corporate Bonds $ — $ 1,867,406,382 $ —
Foreign Government Bonds — 209,360,004 —
Mortgage-Backed Securities — 28,228,493 —
Exchange Traded Fund 27,445,000 — —
Investment Companies 6,063,475 — —
Commercial Paper — 277,602,840 —
OTC Purchased Options - Puts 38,125 308,741 —
Total Investments in Securities $ 33,546,600 $ 2,382,906,460 $ —
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange Contracts $ — $ 3,711,698 $ —
Total Assets $ 33,546,600 $ 2,386,618,158 $ —
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,644,093 $ —
Forward Foreign Currency Exchange Contracts — 353,359 —
Futures Contracts 3,204,355 — —
Options Written, at Value — 160,150 —
Total Liabilities $ 3,204,355 $ 2,157,602 $ —
(a) Other financial instruments include forward foreign currency exchange, futures, written options and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Written options are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70332 03-23